Schedule of investments
Macquarie VIP Pathfinder Moderately Conservative Series
September 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 94.05%<<
Fixed Income Funds — 44.35%
Macquarie VIP Corporate Bond Series – Service Class	7,117,620	$ 33,239,285
Macquarie VIP High Income Series – Standard Class	394,369	1,139,725
Macquarie VIP Limited-Term Bond Series – Service Class	3,581,330	16,724,812
		51,103,822
Global / International Equity Fund — 14.66%
Macquarie VIP International Core Equity Series – Standard Class	886,774	16,893,054
		16,893,054
US Equity Funds — 35.04%
Macquarie VIP Core Equity Series – Service Class	1,347,981	18,804,330
Macquarie VIP Growth and Income Series – Standard Class	385,467	13,502,925
Macquarie VIP Smid Cap Core Series – Service Class	239,304	3,067,876
Macquarie VIP Value Series – Service Class	1,161,327	5,005,320
		40,380,451
Total Affiliated Mutual Funds (cost $117,536,843)		108,377,327

Exchange-Traded Funds — 5.74%<<
Macquarie Focused International Core ETF	16,869	437,771
Macquarie Focused Large Growth ETF	205,600	6,178,280
Total Exchange-Traded Funds (cost $6,532,844)		6,616,051

	Number of shares	Value (US $)

Short-Term Investments — 0.62%
Money Market Mutual Funds — 0.62%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	177,670	$ 177,670
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.04%)	177,669	177,669
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.07%)	177,670	177,670
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.05%)	177,669	177,669
Total Short-Term Investments (cost $710,678)		710,678

Total Value of Securities—100.41% (cost $124,780,365)		115,704,056
Liabilities Net of Receivables and Other Assets—(0.41%)		(475,927)
Net Assets Applicable to 25,444,882 Shares Outstanding — 100.00%		$115,228,129
<<	Affiliated company.
Summary of abbreviations:
ETF – Exchange-Traded Fund
NQ- IV049 [0925] 1125 (4967872)    1